19. Employee benefits (post-employment) (Detail 3) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	$ 27,217	$ 40,569
Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	15,847
Petros Pension Plan- Non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	4,811
Petros two pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	4,811
AMS medical plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	5,356
Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	26	37	$ 112
2021 [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	1,484	1,923
2021 [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	879
2021 [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	312
2021 [member] | Petros two pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	31
2021 [member] | AMS medical plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	261
2021 [member] | Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	1
Later than one year and not later than five years [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	5,444	9,305
Later than one year and not later than five years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	3,306
Later than one year and not later than five years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	1,119
Later than one year and not later than five years [member] | Petros two pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	149
Later than one year and not later than five years [member] | AMS medical plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	866
Later than one year and not later than five years [member] | Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	4
Later than five years and not later than ten years [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	5,755	8,046
Later than five years and not later than ten years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	3,474
Later than five years and not later than ten years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	1,135
Later than five years and not later than ten years [member] | Petros two pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	145
Later than five years and not later than ten years [member] | AMS medical plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	996
Later than five years and not later than ten years [member] | Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	5
Later than ten years and not later than fifteen years [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	5,077	6,459
Later than ten years and not later than fifteen years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	3,290
Later than ten years and not later than fifteen years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	778
Later than ten years and not later than fifteen years [member] | Petros two pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	145
Later than ten years and not later than fifteen years [member] | AMS medical plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	859
Later than ten years and not later than fifteen years [member] | Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	5
Not later than fifteen year [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	9,457	$ 14,836
Not later than fifteen year [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	4,898
Not later than fifteen year [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	1,467
Not later than fifteen year [member] | Petros two pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	707
Not later than fifteen year [member] | AMS medical plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	2,374
Not later than fifteen year [member] | Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension and medical benefits	$ 11